Revenue from Service Contracts - Summary of Revenue from Service Contracts by Service Lines and Reporting Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 6,746	$ 6,186
Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	303	305
Asia Canada US Africa Corporate And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37	(205)
Asia Canada US Africa Corporate And Other [Member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	303	305
Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,617	6,447
Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,886	2,764
Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,835	2,684
Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	896	999
Other revenue [member] | Asia Canada US Africa Corporate And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(89)	42
Other revenue [member] | Asia Canada US Africa Corporate And Other [Member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(412)	(315)
Other revenue [member] | Asia Canada US Africa Corporate And Other [Member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	269	268
Other revenue [member] | Asia Canada US Africa Corporate And Other [Member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54	89
Revenue from non-service lines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	129	(261)
Revenue from non-service lines [Member] | Asia Canada US Africa Corporate And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	126	(247)
Global wealth and asset management [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,709	6,391
Global wealth and asset management [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Global wealth and asset management [member] | Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,706	6,405
Global wealth and asset management [member] | Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,298	3,079
Global wealth and asset management [member] | Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,566	2,416
Global wealth and asset management [member] | Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	842	910
Global wealth and asset management [member] | Revenue from non-service lines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3	$ (14)